Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development [Abstract]
Research and development expenses	$ 52,992	$ 77,472	$ 91,772
Government assistance	(215)	(892)	(640)
Research and development	$ 52,777	$ 76,580	$ 91,132